Related-party transactions	3 Months Ended
Apr. 30, 2019
Related Party [Abstract]
Related-party transactions
Related-party transactions
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Aggregate emoluments	159	152
Pension contributions	4	5
	163	157

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Aggregate emoluments	305	311
Pension contributions	11	13
	316	324

There were no other related party transactions during the three months ended April 30, 2019 (three months ended April 30, 2018: £nil).